Combined Statements of Parent Company Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Condensed Consolidated Statement of Equity
Assumption of accumulated unrealized losses on pension and other post-employment benefits, tax benefit	$ 36